CONVERTIBLE DEBENTRURES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2019 CAD ($) Debenture $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) Debenture
Disclosure of detailed information about borrowings [line items]
Accretion expense		$ 0	$ 0	$ 58,405
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Number of convertible debenture unit offering | Debenture	2,353,333
Convertible debentures unit offering price | $ / shares	$ 1.35
Proceeds from issue of bonds, notes and debentures	$ 3,177,000
Borrowings, interest rate	12.00%
Convertible debenture, maturity term	2 years
Warrant exercisable price per share | $ / shares	$ 2.25
Market interest rate	16.00%
Initial carrying amount of financial liability by discounting future payments	$ 2,878,539
Equity component recorded in debenture reserves	$ 298,461
Convertible debentures settled through issuance of units				$ 3,418,390
Convertible debentures settled through the issuance of units, number of units | Debenture				2,532,140
Reallocation from debenture reserves to share capital				$ 298,461
Interest expense on debt instruments issued				169,552
Accretion expense				$ 58,405